Financial Instruments - Estimated Fair Values of Derivative Financial Instruments Included in Risk Management Asset (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Derivative Financial Assets (Liabilities), Net [Roll Forward]
Derivative financial asset (liability), net	$ 356	$ 101
Net change in fair value of outstanding derivatives financial instruments recognized in: Risk management activities	(13)	35	$ (37)
Net change in fair value of outstanding derivatives financial instruments recognized in: Foreign exchange	(231)	260
Net change in fair value of outstanding derivatives financial instruments recognized in: Other comprehensive income (loss)	66	(40)
Derivative financial asset (liability), net	178	356	$ 101
Asset (liability), included in current portion of other long-term (liabilities) assets	(104)	75
Asset (liability), included in other long-term assets	$ 282	$ 281